Michele Drummey Vice President and Corporate Counsel Law Department – Prudential Retirement The Prudential Insurance Company of America 280 Trumbull Street Hartford, CT 06103 Michele.Drummey@prudential.com

November 16, 2020

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: PRIAC Variable Contract Account A
Registration Statement File No.: 333-199286

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, Prudential Retirement Insurance and Annuity Company, on behalf of the PRIAC Variable Contract Account A (the “Account”), hereby certifies: (1) that the text of the Account’s most recent post-effective amendment has been filed electronically, and (2) that the form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment.

Respectfully submitted,

/s/ Michele Drummey, Esq.
Michele Drummey, Esq.
Vice President and Corporate Counsel